SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
NOL carryforward	$ 3,129,808	$ 2,449,401
Intangible assets	1,958,875	1,995,960
Warrant liability	498,740
Interest expense	227,272
ASC 842 - Lease Accounting	89,309	65,172
Charitable contributions	30,336	3,586
UNICAP 263a Adjustment	(3,823)	53,284
Allowances	7,485
Total deferred tax assets	5,938,002	4,567,403
Net book value of fixed assets	(32,905)	(21,083)
Total deferred tax liabilities	(32,905)	(21,083)
Net deferred tax assets	5,905,097	4,546,320
Valuation allowance	(5,905,097)	(4,546,320)
Net deferred tax assets